Risk management - Schedule of weights used for current political and economic positions, by entity (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pessimistic scenario 3 | Santander UK plc
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios		20.00%	20.00%
Pessimistic scenario 2 | Santander UK plc
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	10.00%	10.00%	10.00%
Pessimistic scenario 2 | Santander Bank, National Association | US | Total North America
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	18.00%	18.00%	18.00%
Pessimistic scenario 2 | Santander Consumer USA Holdings Inc. | US | Total North America
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	18.00%	18.00%	18.00%
Pessimistic scenario 1 | Santander UK plc
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	25.00%	25.00%	10.00%
Pessimistic scenario 1 | Santander Bank, National Association | US | Total North America
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	20.00%	20.00%	20.00%
Pessimistic scenario 1 | Santander Consumer USA Holdings Inc. | US | Total North America
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	20.00%	20.00%	20.00%
Base scenario | Spain
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	40.00%	40.00%	40.00%
Base scenario | Santander UK plc
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	50.00%	50.00%	50.00%
Base scenario | Santander Bank, National Association | US | Total North America
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	33.00%	33.00%	33.00%
Base scenario | Santander Consumer USA Holdings Inc. | US | Total North America
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	33.00%	33.00%	33.00%
Base scenario | Banco Santander (Brasil) S.A. | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	75.00%	75.00%	80.00%
Optimistic scenario | Santander UK plc
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	15.00%	15.00%	10.00%
Optimistic scenario | Santander Bank, National Association | US | Total North America
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	30.00%
Optimistic scenario | Santander Consumer USA Holdings Inc. | US | Total North America
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	30.00%
Optimistic scenario | Banco Santander (Brasil) S.A. | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	13.00%	13.00%	10.00%
Pessimistic scenario | Spain
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	30.00%
Pessimistic scenario | Banco Santander (Brasil) S.A. | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	13.00%	13.00%	10.00%
Optimistic scenario 1 | Spain
Disclosure of credit risk exposure [line items]
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	30.00%